Document And Entity Information	9 Months Ended
Mar. 31, 2012
Document And Entity Information [Abstract]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Mar. 31, 2012
Entity Registrant Name	Zayo Group LLC
Entity Central Index Key	0001502756
Entity Filer Category	Non-accelerated Filer